Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Unbilled Receivables, Not Billable, Fiscal Year Maturity [Abstract]
2016	$ 446,325
2017	371,984
2018	198,759
2019	122,306
2020	93,841
2021 and thereafter	217,011
Total	$ 1,450,226